Note 9 - Additional Financial Statement Information - Schedule of Finance Costs, Net and Other Financial Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Interest expense	$ (0)	$ 9	$ 3	$ 1,597	$ 1,596	$ 8,729		$ 43
Redeemable Series X preferred stock dividends	0	0	0	(97)	(97)	(974)		0
Other finance costs	(38)	(29)	(103)	(99)	(123)	(71)		0
Interest income	427	419	1,577	568	1,164	36		78
Total	$ 389	$ 381	$ 1,471	$ (1,225)	$ (652)	$ (9,738)	[1],[2]	$ 35	[1],[2]

[1]	Under IFRS, all recognized leases are accounted for similarly to finance leases. Under U.S. GAAP, there is a dual classification on-balance sheet lease accounting model for lessees: finance and operating leases. Operating leases create a straight-line expense, and no interest expense is recognized on the lease liability.
[2]	Under IFRS, the redeemable Series X preferred shares and convertible notes contained conversion features that resulted in a bifurcated derivative component with changes in fair value recognized as gain or (loss). Under U.S. GAAP, the conversion features did not result in a material bifurcated embedded derivative, resulting in the elimination of the change in fair value of financial instruments, reduction in interest expense and preferred dividends expense, and increase in the gain (loss) on extinguishment of debt. Under IFRS, it was determined that the redeemable Series X preferred shares should be classified as a liability since there is a contractual obligation to deliver cash or another financial asset and certain conversion events being beyond our control. Under U.S. GAAP, it was determined that the redeemable Series X preferred shares should be classified as mezzanine equity since the shares are redeemable based on events outside of our control. Under IFRS, it was determined that the Columbia Warrant should be classified as equity since settlement would only occur by exchanging a fixed amount of cash for a fixed number of our own equity instruments. Changes in fair value are not recognized. Under U.S. GAAP, it was determined that the Columbia Warrant should be classified as a liability since the number and type of shares received could be different pre- and post- Merger. The Columbia Warrant is recorded at fair value with changes recognized in the Consolidated Statement of Operations and Comprehensive Loss. Additionally, the resulting gain (loss) on extinguishment of the amended convertible notes differed under IFRS versus U.S. GAAP.